Share-based compensation - Parent Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 223,345	¥ 929,098	¥ 52,714
Restricted share units (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested	0	0	0
Number of options exercised	0	0	0
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 211,947	¥ 716,411	¥ 28,772
Unrecognized compensation expense	¥ 1,772,741
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	2 years 10 months 2 days
Number of options vested	1,115,739	0	0
Number of options exercised	0	0	0